Inventories (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory
Raw materials	$ 587	$ 524	$ 529
Work in process	1,018	976	971
Finished goods	579	460	422
Total inventories	$ 2,184	$ 1,960	$ 1,922